EMPLOYEE BENEFIT PLANS - PROFIT SHARING PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Chilquinta Energia Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	$ 5	$ 3	$ 4
Luz del Sur Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	$ 10	$ 10	$ 10